Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other current liabilities [Abstract]
Payable to exiting Investors		$ 30,000
Payables for purchase of property, plant and equipment	13,017	15,122	23,515
Product warranty	18,690	4,296	3,723
Accrued payroll and welfare	2,818	2,704	2,577
Accrued expenses	1,972	1,696	2,103
Deferred subsidy income-current		215	127
Deposits received from the contractors		102	275
Other tax payable	425	1,472	494
Other current liabilities		5,021	2,181
Total	$ 48,065	$ 60,628	$ 34,995